Document and Entity Information Document	Dec. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 23, 2024
Entity Registrant Name	DISCOVER FINANCIAL SERVICES
Entity File Number	001-33378
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2517428
Entity Address, Address Line One	2500 Lake Cook Road
Entity Address, City or Town	Riverwoods
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	224
Local Phone Number	405-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DFS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001393612
Amendment Flag	false